Cover	12 Months Ended
Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	Reliance Global Group, Inc.
Entity Central Index Key	0001812727
Entity Primary SIC Number	6411
Entity Tax Identification Number	46-3390293
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	300 Blvd. of the Americas
Entity Address, Address Line Two	Suite 105
Entity Address, City or Town	Lakewood
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08701
City Area Code	732
Local Phone Number	380-4600
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	300 Blvd. of the Americas
Entity Address, Address Line Two	Suite 105
Entity Address, City or Town	Lakewood
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08701
City Area Code	732
Local Phone Number	380-4600
Contact Personnel Name	Mr. Ezra Beyman